Share Based Payments - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			3,190,292
Exercise Price		$ 5.56	$ 6.76	$ 7.14
Number of Options Exercisable		2,449,829	1,885,531
Option Sixteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			50,000
Option Twenty One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			7,500
Option Twenty Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			215,000
Option Twenty Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			150,000
Employee and Director Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant Date Fair Value		$ 0.30	$ 3.01	7.78
Number of Options Exercisable			1,633,531
Employee and Director Stock Options | Option One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			Dec. 08, 2024
Options Outstanding Remaining Contractual Life (In Years)			4 years 11 months 8 days
Exercise Price			$ 12.72
Fair Value Post Modification	[1]		$ 2.18
Number of Options Exercisable			20,000
Employee and Director Stock Options | Option Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			80,000
Expiration Date			Dec. 08, 2024
Options Outstanding Remaining Contractual Life (In Years)			4 years 11 months 8 days
Exercise Price			$ 12.72
Fair Value Post Modification			$ 2.18
Number of Options Exercisable			80,000
Employee and Director Stock Options | Option Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			Mar. 16, 2025
Options Outstanding Remaining Contractual Life (In Years)			5 years 2 months 12 days
Exercise Price			$ 12.52
Fair Value Post Modification			$ 2.43
Number of Options Exercisable			20,000
Employee and Director Stock Options | Option Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			150,000
Expiration Date			Oct. 21, 2025
Options Outstanding Remaining Contractual Life (In Years)			5 years 9 months 18 days
Exercise Price			$ 3.20
Fair Value Post Modification			$ 6.57
Number of Options Exercisable			150,000
Employee and Director Stock Options | Option Five
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			Dec. 31, 2025
Options Outstanding Remaining Contractual Life (In Years)			6 years
Exercise Price			$ 4.48
Fair Value Post Modification			$ 5.86
Number of Options Exercisable			20,000
Employee and Director Stock Options | Option Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			595,000
Expiration Date			Jul. 13, 2026
Options Outstanding Remaining Contractual Life (In Years)			6 years 6 months 10 days
Exercise Price			$ 5.35
Fair Value Post Modification			$ 5.18
Number of Options Exercisable			595,000
Employee and Director Stock Options | Option Seven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			Aug. 08, 2026
Options Outstanding Remaining Contractual Life (In Years)			6 years 7 months 6 days
Exercise Price			$ 4.98
Fair Value Post Modification			$ 5.42
Number of Options Exercisable			20,000
Employee and Director Stock Options | Option Eight
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			617,000
Expiration Date			Apr. 17, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 3 months 14 days
Exercise Price			$ 8.13
Fair Value Post Modification			$ 7.54
Number of Options Exercisable			308,500
Employee and Director Stock Options | Option Nine
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			6,146
Expiration Date			May 18, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 4 months 13 days
Exercise Price			$ 7.35
Fair Value Post Modification			$ 4.75
Number of Options Exercisable			6,146
Employee and Director Stock Options | Option Ten
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			10,000
Expiration Date			May 18, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 4 months 13 days
Exercise Price			$ 7.35
Fair Value Post Modification			$ 7.65
Number of Options Exercisable			5,000
Employee and Director Stock Options | Option Eleven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			Aug. 08, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 7 months 6 days
Exercise Price			$ 10.38
Fair Value Post Modification			$ 7.38
Number of Options Exercisable			10,000
Employee and Director Stock Options | Option Twelve
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			Apr. 09, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 3 months 7 days
Exercise Price			$ 9.03
Fair Value Post Modification			$ 8.01
Number of Options Exercisable			5,000
Employee and Director Stock Options | Option Thirteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			337,500
Expiration Date			May 15, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 4 months 13 days
Exercise Price			$ 10.99
Fair Value Post Modification			$ 7.89
Number of Options Exercisable			183,438
Employee and Director Stock Options | Option Fourteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			55,513
Expiration Date			Aug. 22, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 7 months 20 days
Exercise Price			$ 10.23
Grant Date Fair Value			$ 7.21
Number of Options Exercisable			13,878
Employee and Director Stock Options | Option Fifteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			375
Expiration Date			Sep. 04, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 8 months 1 day
Exercise Price			$ 10.19
Grant Date Fair Value			$ 7.19
Number of Options Exercisable			375
Employee and Director Stock Options | Option Sixteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Sep. 10, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 8 months 8 days
Exercise Price			$ 10.34
Grant Date Fair Value			$ 7.30
Number of Options Exercisable			12,500
Employee and Director Stock Options | Options Seventeen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			50,000
Expiration Date			Sep. 24, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 8 months 23 days
Exercise Price			$ 9.71
Grant Date Fair Value			$ 6.79
Number of Options Exercisable			12,500
Employee and Director Stock Options | Option Eighteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			75,000
Expiration Date			Oct. 15, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 9 months 14 days
Exercise Price			$ 8.75
Grant Date Fair Value			$ 6.19
Number of Options Exercisable			75,000
Employee and Director Stock Options | Option Nineteen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			10,000
Expiration Date			Oct. 29, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 9 months 25 days
Exercise Price			$ 9.71
Grant Date Fair Value			$ 6.87
Number of Options Exercisable			2,500
Employee and Director Stock Options | Option Twenty
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			5,000
Expiration Date			Nov. 19, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 10 months 17 days
Exercise Price			$ 8.00
Grant Date Fair Value			$ 5.66
Number of Options Exercisable			5,000
Employee and Director Stock Options | Option Twenty One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Jan. 22, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 21 days
Exercise Price			$ 7.65
Grant Date Fair Value			$ 5.30
Employee and Director Stock Options | Option Twenty Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			7,500
Expiration Date			Feb. 04, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 1 month 2 days
Exercise Price			$ 7.26
Grant Date Fair Value			$ 5.03
Employee and Director Stock Options | Option Twenty Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			543,758
Expiration Date			Mar. 28, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 2 months 23 days
Exercise Price			$ 6.76
Grant Date Fair Value			$ 4.62
Number of Options Exercisable			88,694
Employee and Director Stock Options | Option Twenty Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Aug. 07, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 7 months 6 days
Exercise Price			$ 2.03
Grant Date Fair Value			$ 1.37
Employee and Director Stock Options | Option Twenty Five
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			40,000
Expiration Date			Aug. 19, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 7 months 17 days
Exercise Price			$ 1.93
Grant Date Fair Value			$ 1.30
Employee and Director Stock Options | Option Twenty Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration Date			Sep. 23, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 8 months 19 days
Exercise Price			$ 1.73
Grant Date Fair Value			$ 1.20
Employee and Director Stock Options | Option Twenty Seven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			30,000
Expiration Date			Sep. 30, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 8 months 26 days
Exercise Price			$ 1.65
Grant Date Fair Value			$ 1.11
Employee and Director Stock Options | Option Twenty Eight
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			Oct. 01, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 9 months
Exercise Price			$ 1.68
Grant Date Fair Value			$ 0.98
Employee and Director Stock Options | Option Twenty Nine
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			15,000
Expiration Date			Oct. 14, 2029
Options Outstanding Remaining Contractual Life (In Years)			9 years 9 months 10 days
Exercise Price			$ 1.45
Grant Date Fair Value			$ 0.98
Consultants Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			277,000
Grant Date Fair Value				$ 8.87
Number of Options Exercisable			252,000
Consultants Stock Options | Option One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			30,000
Expiration Date			Dec. 08, 2024
Options Outstanding Remaining Contractual Life (In Years)			4 years 11 months 8 days
Exercise Price			$ 12.72
Fair Value Post Modification	[1]		$ 2.18
Number of Options Exercisable			30,000
Consultants Stock Options | Option Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			110,000
Expiration Date			Oct. 28, 2025
Options Outstanding Remaining Contractual Life (In Years)			5 years 9 months 25 days
Exercise Price			$ 3.18
Fair Value Post Modification			$ 6.59
Number of Options Exercisable			110,000
Consultants Stock Options | Option Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			72,000
Expiration Date			Oct. 03, 2026
Options Outstanding Remaining Contractual Life (In Years)			6 years 9 months
Exercise Price			$ 5.15
Fair Value Post Modification			$ 5.35
Number of Options Exercisable			72,000
Consultants Stock Options | Option Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			20,000
Expiration Date			May 18, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 4 months 13 days
Exercise Price			$ 7.35
Fair Value Post Modification			$ 7.65
Number of Options Exercisable			10,000
Consultants Stock Options | Option Five
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			15,000
Expiration Date			Aug. 08, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 7 months 6 days
Exercise Price			$ 10.38
Fair Value Post Modification			$ 7.38
Number of Options Exercisable			7,500
Consultants Stock Options | Option Six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			15,000
Expiration Date			Nov. 06, 2027
Options Outstanding Remaining Contractual Life (In Years)			7 years 10 months 2 days
Exercise Price			$ 16.20
Fair Value Post Modification			$ 6.98
Number of Options Exercisable			7,500
Consultants Stock Options | Option Seven
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding			15,000
Expiration Date			Aug. 22, 2028
Options Outstanding Remaining Contractual Life (In Years)			8 years 7 months 20 days
Exercise Price			$ 10.23
Fair Value Post Modification			0
Grant Date Fair Value			$ 8.87
Number of Options Exercisable			15,000

[1]	Reflects fair value of modified stock options on August 8, 2018